Neuberger Berman Income Funds®

Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information, each dated February 28, 2014

Neuberger Berman Emerging Markets Income Fund
Class A, Class C, and Institutional Class

Effective June 2, 2014, the fund’s Summary Prospectus, Prospectus, and Statement of Additional Information are each amended to reflect that Neuberger Berman Emerging Markets Income Fund’s name has changed to Neuberger Berman Emerging Markets Debt Fund.

The date of this supplement is April 3, 2014.

This supplement should be retained for future reference.

NEUBERGER BERMAN Neuberger Berman Management LLC 605 Third Avenue 2nd Floor New York, NY 10158-0180 800-877-9700 Institutional Services: 800-366-6264 Website: www.nb.com